Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair value measurement
Schedule of Fair Value Assets Measured on Recurring Basis

		Fair value measurement at reporting date using
Description	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			RMB	RMB
Bank time deposits with an original maturity of three months or less	1,753,000	—	1,753,000	—
Short-term investments with variable interest rates	363,000	—	363,000	—
Investment security	135,952	135,952	—	—

Total	2,251,952	135,952	2,116,000	—

		Fair value measurement at reporting date using
Description	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			RMB	RMB
Short-term investments with variable interest rates	700,000	—	700,000	—
Investment security	79,298	79,298	—	—

Total	779,298	79,298	700,000	—